EMPLOYEE BENEFIT PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT PLANS

(6) EMPLOYEE BENEFIT PLANS

U.S. Defined Benefit Pension Plan

The company has a defined benefit pension plan (pension plan) that covers certain U.S. citizen employees and other employees who are permanent residents of the United States. Effective April 1, 1996, the pension plan was closed to new participation. In December 2009, the Board of Directors amended the pension plan to discontinue the accrual of benefits on December 31, 2010. This change did not affect benefits earned by participants prior to January 1, 2011. The company did not contribute to the pension plan during the quarters and six months ended June 30, 2018 and 2017, and currently is evaluating whether to contribute to the pension plan during the remaining quarters of calendar year 2018.

Supplemental Executive Retirement Plan

The company maintains a non-contributory, defined benefit supplemental executive retirement plan (supplemental plan) that provides pension benefits to certain employees in excess of those allowed under the company’s tax-qualified pension plan. A Rabbi Trust has been established for the benefit of participants in the supplemental plan. Effective March 4, 2010, the supplemental plan was closed to new participation. The supplemental plan is a non-qualified plan and, as such, the company is not required to make contributions to the supplemental plan. During the quarter and six month periods ended June 30, 2018, the company contributed $0.04 million and $0.3 million, respectively, and did not contribute during the quarter and six month periods ended June 30, 2017, to the supplemental plan. The company expects to contribute $0.7 million to the supplemental plan during the remaining quarters of 2018.

The Rabbi Trust assets, which were invested in a variety of marketable securities (but not the company’s stock), were recorded at fair value with unrealized gains or losses included in accumulated other comprehensive income (loss) until the investments were sold in the March 2018 quarter. Investments consisting of money market funds held in a Rabbi Trust at June 30, 2018 and December 31, 2017, are included in other assets at fair value. The following table summarizes the carrying value of the trust assets, including unrealized gains or losses at June 30, 2018 and December 31, 2017:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Investments held in Rabbi Trust at fair value	$45	8,908
Unrealized gains in fair value of trust assets	—	256
Obligations under the supplemental plan	23,797	32,508

The company’s obligations under the supplemental plan are included in ‘accrued expenses’ and ‘other liabilities’ on the consolidated balance sheet.

Jeffrey M. Platt retired from his position as the company’s President and Chief Executive Officer and resigned as a member of the company’s board of directors (the “Board”), effective October 15, 2017. As a result of Mr. Platt’s retirement, he received in May 2018 an $8.9 million lump sum distribution in settlement of his supplemental executive retirement plan obligation. A settlement loss of approximately $0.3 million was recorded during the quarter ended June 30, 2018. During the six months period ended June 30, 2018 the company elected to sell its investments held in the rabbi trust in order to preserve the value of such investments and to fund the payment due to the former CEO.

Postretirement Benefit Plan

Qualified retired employees currently are covered by a plan which provides limited health care and life insurance benefits. Costs of the plan are based on actuarially determined amounts and are accrued over the period from the date of hire to the full eligibility date of employees who are expected to qualify for these benefits. This plan is funded through payments by the company as benefits are required. The company eliminated the life insurance portion of its post retirement benefit effective January 1, 2018.

Net Periodic Benefit Costs

The net periodic benefit cost for the company’s defined benefit pension plans and supplemental plan (referred to collectively as “Pension Benefits”) and the postretirement health care and life insurance plan (referred to collectively as “Other Benefits”) is comprised of the following components:

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Pension Benefits:
Service cost	$41	294	71	713
Interest cost	882	984	1,784	1,975
Expected return on plan assets	(482)	(518)	(964)	(1,119)
Administrative expenses	2	2	3	24
Payroll tax of net pension costs	—	—	—	56
Amortization of net actuarial losses	—	—	—	32
Recognized actuarial loss	—	561	—	1,008
Settlement loss recognized	335	—	335	—

Net periodic pension cost	$778	1,323	1,229	2,689

Other Benefits:
Service cost	$15	17	30	38
Interest cost	29	48	58	99
Amortization of prior service cost	(75)	(695)	(150)	(1,783)
Recognized actuarial benefit	11	(252)	22	(535)

Net periodic postretirement benefit	$(20)	(882)	(40)	(2,181)

The company also has a defined benefit pension plan that covers certain Norwegian citizen employees and other employees who are permanent residents of Norway. Benefits are based on years of service and employee compensation. The company contributed 1.9 million NOK (approximately $0.2 million) during the quarter and six months ended June 30, 2018, and 3.0 million NOK (approximately $0.4 million) during the quarter and six months ended June 30, 2017, to the Norwegian defined benefit pension plan. The company currently does not expect to contribute to the Norwegian pension plan during the remaining quarters of calendar year 2018. The preceding net periodic benefit cost table includes the Norwegian pension plan.

Multinational Retirement Plan
EMPLOYEE BENEFIT PLANS

(8) EMPLOYEE RETIREMENT PLANS

U.S. Defined Benefit Pension Plan

The company has a defined benefit pension plan (pension plan) that covers certain U.S. citizen employees and other employees who are permanent residents of the United States. Benefits are based on years of service and employee compensation. In December 2009, the Board of Directors amended the pension plan to discontinue the accrual of benefits once the plan was frozen on December 31, 2010. On that date, previously accrued pension benefits under the pension plan were frozen for the approximately 60 active employees who participated in the plan. As of December 31, 2017, approximately 30 active employees are covered by this plan. This change did not affect benefits earned by participants prior to January 1, 2011. Active employees who previously accrued benefits under the pension plan continue to accrue benefits as participants in the company’s defined contribution retirement plan effective January 1, 2011. The transfer of employee benefits from a defined benefit pension plan to a defined contribution plan provided the company with more predictable retirement plan costs and cash flows. The company’s future benefit obligations and requirements for cash contributions for the frozen pension plan have also been reduced. Losses associated with the curtailment of the pension plan were immaterial. The company did not contribute to the defined benefit plan during the nine-month period ended December 31, 2017. The company contributed $3 million to the defined benefit pension plan during the twelve-month period ended March 31, 2017 and did not contribute to the plan during 2016. The company does not believe a contribution will be necessary during calendar 2018.

Supplemental Executive Retirement Plan

The company also offers a non-contributory, defined benefit supplemental executive retirement plan (supplemental plan) that provides pension benefits to certain employees in excess of those allowed under the company’s tax-qualified pension plan. A Rabbi Trust has been established for the benefit of participants in the supplemental plan. The Rabbi Trust assets, which are invested in a variety of marketable securities (but not Tidewater stock) are recorded at fair value with unrealized gains or losses included in other comprehensive income. Effective March 4, 2010, the supplemental plan was closed to new participation. The supplemental plan is a non-qualified plan and, as such, the company is not required to make contributions to the supplemental plan. The company contributed $0.1 million during the nine-month period ended December 31, 2017 and $0.2 million to the supplemental plan during the twelve-month period ended March 31, 2017.

On October 16, 2017, the company announced that Jeffrey M. Platt had retired from his position as the Company’s President and Chief Executive Officer and resigned as a member of the Company’s board of directors (the “Board”), effective October 15, 2017. As a result of Mr. Platt’s retirement, he is expected to receive in April 2018 an approximate $9.6 million lump sum distribution in settlement of his supplemental executive retirement plan obligation. A settlement loss, which is currently estimated to be $0.5 million, will be recorded at the time of distribution. The company elected to sell its equity investments held in the rabbi trust in February 2018 in order to preserve the value of such investment in cash to be used in connection with the payment to the former CEO.

In December 2017, in an attempt to reduce costs, the Board of Directors amended the supplement plan to discontinue the accrual of benefits and any other contributions effective January 1, 2018. On this date, previously accrued pension benefits under the supplemental plan were frozen for approximately four active participants. This change does not affect the benefits earned by any participants prior to January 1, 2018. Any future accrual of benefits under the supplemental plan or other contributions to the supplemental plan will be determined at the sole discretion of the company.

Investments held in a Rabbi Trust in the supplemental plan are included in current assets at fair value. The following table summarizes the carrying value of the trust assets and obligations under the supplemental plan:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Investments held in Rabbi Trust	$8,908	8,759
Obligations under the supplemental plan	32,508	29,108

The following table summarizes the unrealized (loss) gains in carrying value of the trust assets:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Unrealized gain (loss) in carrying value of trust assets	$256	82	(95)
Unrealized loss in carrying value of trust assets are net of income tax expense of	—	—	(223)

The unrealized gains or losses in the carrying value of the trust assets, net of income tax expense, are included in accumulated other comprehensive income (other stockholders’ equity). To the extent that trust assets are liquidated to fund benefit payments, gains or losses, if any, will be recognized at that time. The company’s obligations under the supplemental plan are included in ‘accrued expenses’ and ‘other liabilities and deferred credits’ on the consolidated balance sheet.

Postretirement Benefit Plan

Qualified retired employees currently are covered by a program which provides limited health care and life insurance benefits. Costs of the program are based on actuarially determined amounts and are accrued over the period from the date of hire to the full eligibility date of employees who are expected to qualify for these benefits. This plan is funded through payments as benefits are required. The company eliminated the life insurance portion of its post retirement benefit effective January 1, 2018, resulting in a $1.9 million reduction in benefit obligations.

Effective November 20, 2015, the company eliminated its post-65 medical coverage for all current and future retirees effective January 1, 2017. The medical coverage remains unchanged for participants under age 65. This plan amendment resulted in an additional net periodic postretirement benefit of $2 million for the twelve month period ended March 31, 2017.

Investment Strategies

U.S. Pension Plan

The obligations of our pension plan are supported by assets held in a trust for the payment of benefits. The company is obligated to adequately fund the trust. For the pension plan assets, the company has the following primary investment objectives: (1) closely match the cash flows from the plan’s investments from interest payments and maturities with the payment obligations from the plan’s liabilities; (2) closely match the duration of plan assets with the duration of plan liabilities and (3) enhance the plan’s investment returns without taking on undue risk by industries, maturities or geographies of the underlying investment holdings.

If the plan assets are less than the plan liabilities, the pension plan assets will be invested exclusively in fixed income debt securities. Any investments in corporate bonds shall be at least investment grade, while mortgage and asset-backed securities must be rated “A” or better. If an investment is placed on credit watch, or is downgraded to a level below the investment grade, the holding will be liquidated, even at a loss, in a reasonable time period. The plan will only hold investments in equity securities if the plan assets exceed the estimated plan liabilities.

The cash flow requirements of the pension plan will be analyzed at least annually. Portfolio repositioning will be required when material changes to the plan liabilities are identified and when opportunities arise to better match cash flows with the known liabilities. Additionally, trades will occur when opportunities arise to improve the yield-to-maturity or credit quality of the portfolio.

The company’s policy for the pension plan is to contribute no less than the minimum required contribution by law and no more than the maximum deductible amount. The plan does not invest in Tidewater stock.

Supplemental Plan

The investment policy of the supplemental plan is to assess the historical returns and risk associated with alternative investment strategies to achieve an expected rate of return on plan assets. The objectives of the plan are designed to maximize total returns within prudent parameters of risk for a retirement plan of this type. The below table summarizes the supplemental plan’s minimum and maximum rate of return objectives for plan assets:

	Minimum Expected Rate of Return on Plan Assets	Maximum Expected Rate of Return on Plan Assets
Equity securities	5%	7%
Debt securities	1%	3%
Cash and cash equivalents	0%	1%

Whereas fluctuating rates of return are characteristic of the securities markets, the investment objective of the supplemental plan is to achieve investment returns sufficient to meet the actuarial assumptions. This is defined as an investment return greater than the current actuarial discount rate assumption of 3.80%, which is subject to annual upward or downward revisions.

The below table summarizes the supplemental plan’s minimum and maximum market value objectives for plan assets, which are based upon a five to ten year investment horizon:

	Minimum Market Value Objective for Plan Assets	Maximum Market Value Objective for Plan Assets
Equity securities	55%	75%
Debt securities	25%	45%
Percentage of debt securities allowed in below investment grade bonds	0%	20%
Cash and cash equivalents	0%	10%

Equity holdings shall be restricted to issues of corporations that are actively traded on the major U.S. exchanges and NASDAQ. Debt security investments may include all securities issued by the U.S. Treasury or other federal agencies and investment grade corporate bonds. When a particular asset class exceeds its minimum or maximum allocation ranges, rebalancing will be addressed upon review of the quarterly performance reports and as cash contributions and withdrawals are made.

U.S. Pension and Supplemental Plan Asset Allocations

The following table provides the target and actual asset allocations for the pension plan and the supplemental plan:

		Successor	Predecessor
	Target	Actual as of December 31, 2017	Actual as of March 31, 2017
U.S. Pension plan:
Equity securities	—	—	—
Debt securities	100%	98%	98%
Cash and other	—	2%	2%

Total	100%	100%	100%

Supplemental plan:
Equity securities	65%	59%	59%
Debt securities	35%	38%	37%
Cash and other	—	3%	4%

Total	100%	100%	100%

Significant Concentration Risks

U.S. Plans

The pension plan and the supplemental plan assets are periodically evaluated for concentration risks. As of December 31, 2017, the company did not have any individual asset investments that comprised 10% or more of each plan’s overall assets.

The pension plan assets are primarily invested in debt securities. In the event that plan assets exceed the estimated plan liabilities for the pension plan, up to two times the difference between the plan assets and plan liabilities may be invested in equity securities, and so long as equities do not exceed 15% of the market value of the assets. Investments in foreign securities are restricted to American Depository Receipts (ADR) and stocks listed on the U.S. stock exchanges and may not exceed 10% of the equity portfolio.

The current diversification policy for the supplemental plan sets forth that equity securities in any single industry sector shall not exceed 25% of the equity portfolio market value and shall not exceed 10% of the market value of the equity portfolio for equity holdings in any single corporation. Additionally, debt securities should be diversified between issuers within each sector with no one issuer comprising more than 10% of the aggregate fixed income portfolio, excluding issues of the U.S. Treasury or other federal agencies.

Fair Value of Pension Plans and Supplemental Plan Assets

Tidewater’s plan assets are accounted for at fair value and are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement, with the exception of investments for which fair value is measured using the net asset value per share expedient.

The fair value hierarchy for the pension plans and supplemental plan assets measured at fair value as of December 31, 2017 (Successor), are as follows:

(In thousands)	Fair Value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at Net Asset Value
Pension plan measured at fair value:
Debt securities:
Government securities	$4,238	4,238	—	—	—
Collateralized mortgage securities	1,032	—	1,032	—	—
Corporate debt securities	49,420	—	49,420	—	—
Cash and cash equivalents	834	219	615	—	—
Other	1,404	172	1,232	—	—

Total	$56,928	4,629	52,299	—	—
Accrued income	608	608	—	—	—

Total fair value of plan assets	$57,536	5,237	52,299	—	—

Supplemental plan measured at fair value:
Equity securities:
Common stock	$3,599	3,599	—	—	—
Foreign stock	183	183	—	—	—
American depository receipts	1,429	1,429	—	—	—
Preferred American depository receipts	12	12	—	—	—
Real estate investment trusts	72	72	—	—	—
Debt securities:
Government debt securities	1,692	851	841	—	—
Open ended mutual funds	1,676	—	—	—	1,676
Cash and cash equivalents	246	27	170	—	49

Total	$8,909	6,173	1,011	—	1,725
Other pending transactions	(1)	(1)	—	—	—

Total fair value of plan assets	$8,908	6,172	1,011	—	1,725

The following table provides the fair value hierarchy for the pension plans and supplemental plan assets measured at fair value as of March 31, 2017 (Predecessor):

(In thousands)	Fair Value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at Net Asset Value
Pension plan measured at fair value:
Debt securities:
Government securities	$3,770	3,770	—	—	—
Collateralized mortgage securities	2,537	—	2,537	—	—
Corporate debt securities	47,871	—	47,871	—	—
Cash and cash equivalents	989	345	644	—	—
Other	1,298	100	1,198	—	—

Total	$56,465	4,215	52,250	—	—
Accrued income	681	681	—	—	—

Total fair value of plan assets	$57,146	4,896	52,250	—	—

Supplemental plan measured at fair value:
Equity securities:
Common stock	$3,561	3,561	—	—	—
Foreign stock	132	132	—	—	—
American depository receipts	1,387	1,387	—	—	—
Preferred American depository receipts	20	20	—	—	—
Real estate investment trusts	76	76	—	—	—
Debt securities:
Government debt securities	1,613	832	781	—	—
Open ended mutual funds	1,648	—	—	—	1,648
Cash and cash equivalents	323	15	236	—	72

Total	$8,760	6,023	1,017	—	1,720
Other pending transactions	—	—	—	—	—

Total fair value of plan assets	$8,760	6,023	1,017	—	1,720

Plan Assets and Obligations

Changes in plan assets and obligations and the funded status of the U.S. defined benefit pension plan, Norway’s defined benefit pension plan, and the supplemental plan (referred to collectively as “Pension Benefits”) and the postretirement health care and life insurance plan (referred to as “Other Benefits”), are as follows:

	Pension Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Change in benefit obligation:
Benefit obligation at beginning of the period	$101,490	97,941	95,830
Service cost	546	393	1,182
Interest cost	1,599	1,313	3,814
Plan curtailment	(432)	—
Benefits paid	(2,059)	(1,610)	(4,895)
Actuarial (gain) loss	2,322	3,322	2,082
Foreign currency exchange rate changes	(23)	131	(72)

Benefit obligation at end of the period	103,443	101,490	97,941

Change in plan assets:
Fair value of plan assets at beginning of the period	$58,148	57,146	57,174
Actual return	1,182	2,138	577
Expected return	32	16	51
Actuarial loss	(217)	(109)	(148)
Administrative expenses	(15)	(7)	(27)
Plan curtailment	(100)	—	—
Employer contributions	625	435	4,465
Benefits paid	(2,059)	(1,610)	(4,895)
Foreign currency exchange rate changes	(60)	139	(51)

Fair value of plan assets at end of the period	57,536	58,148	57,146

Payroll tax unrecognized in benefit obligation at end of the period	76	91	83

Unfunded status at end of the period	$(45,983)	(43,433)	(40,878)

Net amount recognized in the balance sheet consists of:
Current liabilities	$(10,731)	(1,791)	(1,791)
Noncurrent liabilities	(35,252)	(41,642)	(39,087)

Net amount recognized	$(45,983)	(43,433)	(40,878)

	Other Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Change in benefit obligation:
Benefit obligation at beginning of the period	$4,817	4,811	5,573
Service cost	29	23	81
Interest cost	75	64	201
Participant contributions	65	58	411
Plan amendment	(1,861)	—	—
Benefits paid	(526)	(346)	(1,170)
Actuarial (gain) loss	325	207	(285)

Benefit obligation at end of the period	2,924	4,817	4,811

Change in plan assets:
Fair value of plan assets at beginning of the period	$—	—	—
Employer contributions	461	288	759
Participant contributions	65	58	411
Benefits paid	(526)	(346)	(1,170)

Fair value of plan assets at end of the period	—	—	—

Unfunded status at end of the period	$(2,924)	(4,817)	(4,811)

Net amount recognized in the balance sheet consists of:
Current liabilities	$(282)	(418)	(418)
Noncurrent liabilities	(2,642)	(4,399)	(4,393)

Net amount recognized	$(2,924)	(4,817)	(4,811)

The following table provides the projected benefit obligation and accumulated benefit obligation for the pension plans:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Projected benefit obligation	$103,443	97,941
Accumulated benefit obligation	101,287	94,467

The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets (includes both the pension plans and supplemental plan):

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Projected benefit obligation	$103,443	97,941
Accumulated benefit obligation	101,287	94,467
Fair value of plan assets	57,536	57,146

Net periodic benefit cost for the pension plans and the supplemental plan include the following components:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Service cost	$546	393	1,182
Interest cost	1,599	1,313	3,814
Expected return on plan assets	(882)	(691)	(2,246)
Administrational expenses	19	3	28
Payroll tax of net pension costs	29	—	56
Amortization of net actuarial losses	131	—	32
Recognized actuarial loss	—	748	1,785
Curtailment gain	(99)	—	—

Net periodic pension cost	$1,343	1,766	4,651

Net periodic benefit cost for the postretirement health care and life insurance plan include the following components:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Service cost	$29	23	81
Interest cost	75	64	201
Amortization of prior service cost	—	(927)	(4,346)
Recognized actuarial (gain)	—	(335)	(1,138)

Net periodic postretirement benefit	$104	(1,175)	(5,202)

Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss include the following components:

	Pension Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Net (gain) loss	$1,939	1,877	3,821
Fresh-start accounting fair value adjustment	—	(22,333)	—
Amortization of net (loss) gain	—	(748)	(1,785)

Total recognized in other comprehensive (income) loss, before tax	$1,939	(21,204)	2,036

Net of tax	1,939	(21,204)	1,323

	Other Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Net (gain) loss	$325	207	(285)
Prior service (cost) credit	(1,861)	—	—
Amortization of prior service (cost) credit	—	927	4,346
Fresh-start accounting fair value adjustment	—	19,055	—
Amortization of net (loss) gain	—	335	1,138

Total recognized in other comprehensive (income) loss, before tax	$(1,536)	20,524	5,199

Net of tax	(1,536)	20,524	3,379

Amounts recognized as a component of accumulated other comprehensive income (loss) are as follows:

	Pension Benefits
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017
Unrecognized actuarial (loss) gain	$(1,939)	—

Pre-tax amount included in accumulated other comprehensive (loss) income	$(1,939)	—

	Other Benefits
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017
Unrecognized actuarial (loss) gain	$(325)	—
Unrecognized prior service credit (cost)	1,861	—

Pre-tax amount included in accumulated other comprehensive (loss) income	$1,536	—

The company expects to recognize the following amounts as a component of net periodic benefit costs during the next fiscal year:

(In thousands)	Pension Benefits	Other Benefits
Unrecognized actuarial (loss) gain	$—	299
Unrecognized prior service credit (cost)	—	(5)

Assumptions used to determine net benefit obligations are as follows:

	Pension Benefits		Other Benefits
	Successor	Predecessor	Successor	Predecessor
	December 31, 2017	March 31, 2017	December 31, 2017	March 31, 2017
Discount rate	3.80%	4.25%	3.80%	4.25%
Rates of annual increase in compensation levels	N/A	3.00%	N/A	N/A

Assumptions used to determine net periodic benefit costs are as follows:

	Pension Benefits		Other Benefits
	Successor	Predecessor	Successor	Predecessor
	December 31, 2017	March 31, 2017	December 31, 2017	March 31, 2017
Discount rate	3.90%	4.15%	3.90%	4.00%
Expected long-term rate of return on assets	3.70%	4.10%	N/A	N/A
Rates of annual increase in compensation levels	3.00%	3.00%	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the company considered the current level of expected returns on various asset classes. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected return on plan assets assumption for the portfolio.

Based upon the assumptions used to measure the company’s qualified pension and postretirement benefit obligations at December 31, 2017, including pension and postretirement benefits attributable to estimated future employee service, the company expects that benefits to be paid over the next ten years will be as follows:

	(In thousands)
Year ending December 31,	Pension Benefits	Other Benefits
2018	$15,350	282
2019	5,812	301
2020	5,877	311
2021	5,966	302
2022	5,978	287
2023 – 2027	30,440	1,212

Total 10-year estimated future benefit payments	$69,423	2,695

Health Care Cost Trends

The following table discloses the assumed health care cost trends used in measuring the accumulated postretirement benefit obligation and net periodic postretirement benefit cost at December 31, 2017 for pre-65 medical and prescription drug coverage, including expected future trend rates.

Pre-65
Year ending December 31, 2017:
Accumulated postretirement benefit obligation	7.60%
Net periodic postretirement benefit obligation	7.60%
Ultimate health care cost trend	4.54%
Ultimate year health care cost trend rate is achieved	2038
Year ending December 31, 2018:
Net periodic postretirement benefit obligation	7.45%

A one-percentage rate increase (decrease) in the assumed health care cost trend rates has the following effects on the accumulated postretirement benefit obligation as of December 31:

(In thousands)	1% Increase	1% Decrease
Accumulated postretirement benefit obligation	$10,715	9,603
Aggregate service and interest cost	208,009	188,345

Defined Contribution Plans

Prior to February 2013, the company maintained the below two defined contribution plans. The plans were merged in February 2013 to provide administrative efficiencies, potential savings on service provider fees and to simplify the participant experience. Following the business combination, the provisions of the two plans remained substantially similar with the exception of cost neutral changes that were approved to simplify the administration of the combined plan.

Retirement Contributions

All eligible U.S. fleet personnel, along with all new eligible employees of the company hired after December 31, 1995 are eligible to receive retirement contributions. Effective January 1, 2011, the active employees who participated in the now frozen defined benefit pension plan also became eligible for retirement contributions. This benefit is noncontributory by the employee, but the company contributes, in cash, 3% of an eligible employee’s compensation to a trust on behalf of the employees. The active employees who participated in the frozen defined benefit pension plan may receive an additional 1% to 8% depending on age and years of service. Company contributions vest over five years. The company ceased contributing to the employee retirement plan effective January 1, 2018. Any future employer contributions to this plan will be determined at the discretion of the company.

401(k) Savings Contribution

Upon meeting various citizenship, age and service requirements, employees are eligible to participate in a defined contribution savings plan and can contribute from 2% to 75% of their base salary to an employee benefit trust. Effective January 1, 2016, the company matches, in cash, 50% of the first 8% of eligible compensation deferred by the employee. Prior to January 1, 2016, the company matched, with company stock, 50% of the first 8% of eligible compensation deferred by the employee. Company contributions vest over five years. Effective January 1, 2018, the company no longer provides a matching of 50% of the first 8% of eligible compensation in an attempt to reduce costs. Any future employer contributions to this plan will be determined at the discretion of the company.

The plan held the following number of shares of Tidewater common stock, series A warrants and series B warrants:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Number of shares of Tidewater common stock held by 401(k) plan	8,074	264,504	291,957

Number of shares of Tidewater Series A warrants held by 401(k) plan	9,030	—	—

Number of shares of Tidewater Series B warrants held by 401(k) plan	9,762	—	—

The amounts charged to expense related to the above defined contribution plans are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Defined contribution plans expense, net of forfeitures	$854	871	2,660
Defined contribution plans forfeitures	83	79	149

Other Plans

A non-qualified supplemental savings plan is provided to executive officers who have the opportunity to defer up to 50% of their eligible compensation that cannot be deferred under the existing 401(k) plan due to IRS limitations. A company match may be provided on these contributions equal to 50% of the first 8% of eligible compensation deferred by the employee to the extent the employee is not able to receive the full amount of company match to the 401(k) plan due to IRS limitations. In January 2018, the company match was discontinued. The plan also allows participants to defer up to 100% of their bonuses. In addition, an amount equal to any refunds that must be made due to the failure of the 401(k) nondiscrimination test may be deferred into this plan.

Effective March 4, 2010, the non-qualified supplemental savings plan was modified to allow the company to contribute restoration benefits to eligible employees. Employees who did not accrue a benefit in the supplemental executive retirement plan and who are eligible for a contribution in the defined contribution retirement plan automatically became eligible for the restoration benefit when the employee’s eligible retirement compensation exceeded the section 401(a)(17) limit. The restoration benefit was noncontributory by the employee, but the company contributed, in cash, 3% of an eligible employee’s compensation above the 401(a)(17) limit to a trust on behalf of the employees. The active employees who participated in the frozen defined benefit pension plan were eligible for an additional 1% to 8% depending on age and years of service. The company ceased contributing restoration compensation to eligible employees effective January 1, 2018. Any future contributions to this plan will be determined at the discretion of the company.

The company also provides retirement benefits to its eligible non-U.S. citizen employees working outside their respective country of origin.

Effective December 1, 2015, the company amended its existing multinational savings plan to a self-directed multinational defined contribution retirement plan (multinational retirement plan). The company subsequently removed approximately $6.4 million of plan assets and liabilities from the other assets and other liabilities and deferred credits section of the consolidated balance sheets. Non-U.S. citizen shore-based and certain offshore employees working outside their respective country of origin were eligible to participate in the multinational retirement plan provided the employees were not enrolled in any home country pension or retirement program. Participants of the multinational retirement plan could contribute 1% to 50% of their base salary after the first month following hire or transfer to eligible positions. The company matched, in cash, 50% of the first 6% of eligible compensation deferred by the employee which vests over five years.

Prior to the amendment of this plan, participants could contribute 1% to 15% of their base salary and the company matched, in cash, 50% of the first 6% of eligible compensation deferred by the employee. This former plan’s company contributions vested over six years. The company ceased contributing to this retirement plan effective January 1, 2018. Any future contributions to this plan will be determined at the discretion of the company.

The amounts charged to expense related to the multinational retirement plan and multinational savings plan contributions are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Multinational plan expense	$81	67	260

The company also has a defined benefit pension plan that covers certain Norway citizen employees and other employees who are permanent residents of Norway. Benefits are based on years of service and employee compensation. As of December 31, 2017, approximately 90 active employees are covered by this plan. The company contributed a respective 2.7 million NOK and 3.6 million NOK (approximately $0.3 million and $0.4 million, respectively) to the defined benefit pension plan during the nine-month period ended December 31, 2017 and the year ended March 31, 2017, respectively. The company expects to contribute approximately 3 million NOK, or $0.4 million during calendar 2018. The preceding fair value hierarchy tables and pension plan assets and obligations tables include the Norway pension plan.

The company also provides certain benefits programs which are maintained in several other countries that provide retirement income for covered employees.